Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Right-of-use (ROU) assets	$ 1,415	$ 1,594
Lease borrowing rate	2.50%
Other Liabilities [Member]
Lease liabilities	$ 1,415	$ 1,602	$ 2,052